SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, value	$ 1,582,250	$ 612,300	$ 489,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	23,662,232
Stock based compensation, shares	2,180,977
Stock based compensation, value	$ 13,500
Issuance of common stock in connection with sales made under private offerings, shares	3,009,162	827,180	1,853,626
Issuance of common stock in connection with sales made under private offerings, value	$ 3,009	$ 827	$ 1,853
Effects of the merger with Apollo Resources Corp, shares	18,472,093
Effects of the merger with Apollo Resources Corp, value
Number of shares issued, value	$ 1,595,750
Common Stock [Member] | Private Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares	3,009,162
Issuance of common stock in connection with sales made under private offerings, value	$ 1,582,250